Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair value of derivative instruments
Notional amount	51,747.0	52,435.7
Positive replacement value (PRV)	502.1	578.6
Negative replacement value (NRV)	508.9	584.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	51,656.3	52,327.3
Positive replacement value (PRV)	499.2	575.5
Negative replacement value (NRV)	507.9	583.9
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,699.0	45,382.0
Positive replacement value (PRV)	394.1	446.7
Negative replacement value (NRV)	386.8	441.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	11,635.4	9,366.2
Positive replacement value (PRV)	4.4	2.5
Negative replacement value (NRV)	4.8	2.6
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	27,381.7	30,589.6
Positive replacement value (PRV)	340.7	399.6
Negative replacement value (NRV)	333.5	393.8
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,705.9	3,889.5
Positive replacement value (PRV)	48.8	44.3
Negative replacement value (NRV)	48.4	44.9
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,287.2	830.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	688.8	705.9
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,419.1	4,350.0
Positive replacement value (PRV)	43.9	61.3
Negative replacement value (NRV)	57.0	72.5
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,992.9	2,098.0
Positive replacement value (PRV)	12.3	21.6
Negative replacement value (NRV)	12.7	21.5
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,409.4	1,382.1
Positive replacement value (PRV)	23.0	28.9
Negative replacement value (NRV)	34.9	39.2
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	952.6	815.6
Positive replacement value (PRV)	8.5	10.7
Negative replacement value (NRV)	9.3	11.6
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	49.7	48.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	14.5	5.5
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,356.4	1,483.3
Positive replacement value (PRV)	25.7	26.8
Negative replacement value (NRV)	26.3	27.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	997.0	932.2
Positive replacement value (PRV)	30.7	35.3
Negative replacement value (NRV)	33.9	37.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	4.3	4.0
Positive replacement value (PRV)	0.7	0.7
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	263.4	236.1
Positive replacement value (PRV)	5.1	5.4
Negative replacement value (NRV)	7.9	7.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	242.1	225.3
Positive replacement value (PRV)	10.4	12.2
Negative replacement value (NRV)	10.0	12.0
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	56.9	50.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	430.3	416.2
Positive replacement value (PRV)	14.5	17.0
Negative replacement value (NRV)	15.9	17.2
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	184.8	179.8
Positive replacement value (PRV)	4.8	5.4
Negative replacement value (NRV)	3.9	5.5
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	20.2	19.2
Positive replacement value (PRV)	0.6	0.7
Negative replacement value (NRV)	0.4	1.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	48.1	45.4
Positive replacement value (PRV)	2.7	2.9
Negative replacement value (NRV)	2.0	2.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	34.0	35.2
Positive replacement value (PRV)	0.9	1.1
Negative replacement value (NRV)	0.8	1.0
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	30.7	31.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	51.8	48.9
Positive replacement value (PRV)	0.6	0.7
Negative replacement value (NRV)	0.7	0.9
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	90.7	108.4
Positive replacement value (PRV)	2.9	3.1
Negative replacement value (NRV)	1.0	0.8
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	55.6	68.5
Positive replacement value (PRV)	2.7	2.8
Negative replacement value (NRV)	0.9	0.7
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	55.6	68.5
Positive replacement value (PRV)	2.7	2.8
Negative replacement value (NRV)	0.9	0.7
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	35.1	39.9
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	25.3	30.5
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.8	9.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0